RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Book Value [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 316,936,343	R$ 269,421,350
Stage 1	284,237,991	230,134,580
Stage 2	6,946,383	12,538,317
Stage 3	25,751,969	26,748,453
Individuals	403,303,243	360,265,349
Stage 1	347,118,719	298,686,536
Stage 2	21,911,700	22,711,786
Stage 3	34,272,824	38,867,027
Total	720,239,586	629,686,699
Fair Value Guarantees [Member]
IfrsStatementLineItems [Line Items]
Companies	177,693,556	141,547,243
Stage 1	167,357,458	131,107,974
Stage 2	5,014,721	4,806,138
Stage 3	5,321,377	5,633,131
Individuals	278,052,177	239,695,044
Stage 1	248,932,254	210,647,223
Stage 2	18,284,746	19,838,577
Stage 3	10,835,177	9,209,244
Total	R$ 455,745,733	R$ 381,242,287